GATEWAY TRUST

May 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Gateway Trust
(File Nos.: 333-144744 and 811-22099)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2026, for the Gateway Equity Call Premium Fund and Gateway Fund, each a series of Gateway Trust, do not differ from those contained in Post-Effective Amendment No. 54 that was filed electronically on April 29, 2026.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary